S000004352 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	286 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P North American Expanded Technology Sector Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	37.51%	21.26%	20.78%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.87%	13.78%	12.48%
iShares Expanded Tech Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		36.95%	20.79%	20.27%
Performance Inception Date					Mar. 13, 2001
iShares Expanded Tech Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.87%	20.69%	20.12%
iShares Expanded Tech Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.92%	17.01%	17.52%

[1]	Index returns through December 23, 2018 reflect the performance of the S&P North American Technology Sector Index. Index returns beginning on December 24, 2018 reflect the performance of the S&P North American Expanded Technology Sector Index, which, effective as of December 24, 2018, replaced the S&P North American Technology Sector Index as the Underlying Index of the Fund.
[2]	The Fund has added this broad-based index in response to new regulatory requirements.